Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Interest-bearing cash	$ 452,856		$ 517,739
Securities available for sale	3,066,272	[1]	3,031,930	[2]
Allowance for loan losses	(384,351)	[3],[4]	(664,799)	[3],[4]	(896,914)	[3],[4]	(849,210)
Other assets	2,151,656		2,121,506
Total assets	24,789,384		24,698,952
Other short-term borrowings	172,550		180,735
Term borrowings	2,481,660		3,228,070
Total liabilities	22,104,747		22,020,947
Total equity	2,684,637		2,678,005		3,302,468		3,574,632
Total liabilities and equity	24,789,384		24,698,952
FHN [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	16,816		219,287
Interest-bearing cash	165,000		112,896
Securities available for sale	6,726		6,901
Notes receivable	3,700		3,700
Allowance for loan losses	(3,700)		(823)
Investment in Bank Subsidiary	3,268,359		3,203,991
Investment in Non-bank subsidiaries	17,476		20,042
Other assets	208,613		187,247
Total assets	3,682,990		3,753,241
Other short-term borrowings	28,100		4,800
Accrued employee benefits and other liabilities	121,599		141,605
Term borrowings	848,654		928,831
Total liabilities	998,353		1,075,236
Total equity	2,684,637		2,678,005
Total liabilities and equity	$ 3,682,990		$ 3,753,241

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[3]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[4]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.